1. Organization, Basis of Presentation, and Nature of Operations (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Reclassification from accumulated other comprehensive loss	$ (12,288)		$ (87,570)	$ 0
Accumulated deficit	(5,437,052)		(4,059,888)	(1,921,929)
Proceeds from sale of common stock and warrants	$ 340,000	$ 175,000	175,000	$ 304,325
Warrants exercised	6,000,000
Proceeds from warrant exercises	$ 120,000	$ 0
Proceeds from the issuance of promissory notes			$ 1,075,000
Accounting Standards Update 201601 [Member]
Reclassification from accumulated other comprehensive loss	(8,518)
Accumulated deficit	$ 8,518
Common stock and warrants [Member]
Common stock and warrants issued	17,000,000
Proceeds from sale of common stock and warrants	$ 340,000